Employee benefit obligations - Net Employee Benefit Obligation (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligation	SFr (52.9)	SFr (35.3)
Fair value of plan assets	44.3	33.1
Employee benefit obligations	SFr (8.6)	SFr (2.2)	SFr (6.3)